Employee Benefits Obligations (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Employee Benefits Obligations
Liabilities for employee benefits obligations consist of the following:

($ in millions)	As of Dec. 31, 2021	As of Dec. 31, 2020
Pension benefits liabilities	141.3	174.3
Restructuring reserve (early retirement plans)	2.1	1.9

Total	143.4	176.2

Summary of Movements in Defined Benefit Obligation and Plan Assets
Movements in the defined benefit obligation and plan assets in the consolidated financial statements are detailed as follows:

($ in millions)	As of Dec. 31, 2021	As of Dec. 31, 2020
Change in benefit obligation
Benefit obligation at the beginning of the year	205.0	182.3
Current service cost	2.1	2.2
Interest cost	1.1	1.5
Past service cost	(0.1)	0.1
Benefit paid	(4.8)	(4.7)
Actuarial losses (gains)	(18.6)	5.9
Foreign currency translation and other changes	(14.8)	17.8

Benefit obligation at the end of the year	169.8	205.0

Change in fair value of plan assets
Fair value of plan assets at the beginning of the year	(30.7)	(27.9)
Interest income and costs	(0.2)	(0.2)
Actuarial losses (gains)	(1.6)	(2.0)
Employer contributions	(0.2)	(0.2)
Benefits paid	2.1	2.1
Foreign currency translation and other changes	2.1	(2.5)

Fair value of plan assets at the end of the year	(28.5)	(30.7)

Net defined benefit liability	141.3	174.3

Summary of Employee Benefit Expense
The amounts recognized in the consolidated s
tate
ment of income and in the consolidated statement of comprehensive income for defined benefit plans are detailed as follows:

($ in millions)	Year ended Dec. 31, 2021	Year ended Dec. 31, 2020	Year ended Dec. 31, 2019
Current service cost	2.1	2.2	2.1
Past service cost	(0.1)	0.1	0.2
Net interest cost	0.9	1.2	2.2

Benefit amounts recognized in profit or loss	2.9	3.5	4.5

Actuarial losses (gains)
Effect of changes in demographic assumptions	0.0	—	—
Effect of changes in financial assumptions	(14.2)	5.7	24.0
Effect of experience adjustments	(4.4)	0.2	(0.9)
Actuarial return on plan assets (excluding interest income)	(1.6)	(2.0)	(0.1)
Asset ceiling	—	—	—

Benefit amounts recognized in other comprehensive income	(20.2)	3.8	23.0

Total benefit amounts recognized in comprehensive income	(17.3)	7.3	27.5

Summary of Maturity Analysis of Defined Benefit Obligation
The average duration of accrued benefits is approximately 15 years for defined pension benefits. The expected future cash outflows are as follows:

($ in millions)	Pension benefits
2022	5.8
2023	6.0
2024	6.5
2025	6.4
2026	7.5
After 2026	164.6

Summary of Fair Value Of Plan Assets

($ in millions)	As of Dec. 31, 2021	in%	As of Dec. 31, 2020	in%
Debt securities	18.3	64%	20.0	65%
Equity securities	7.6	27%	8.0	26%
Cash and cash equivalents	2.7	9%	2.8	9%

Total	28.5	100%	30.7	100%

Summary of Actuarial Assumptions Used In Defined Benefit Plans
Main Actuarial Assumptions and Sensitivity Analysis

Assumptions used to determine benefits obligations	As of Dec. 31, 2021	As of Dec. 31, 2020
Discount rate (weighted average for all regions)	1.07%	0.63%
Salary increase incl. inflation rate (weighted average for all regions)	2.76%	2.76%

Summary of Sensitivity Analysis For Actuarial Assumptions
A 0.5% increase or decrease in discount rate or salary all other things being equal would have the following approximate impact on the benefit obligation:

	As of Dec. 31, 2021		As of Dec. 31, 2020
($ in millions)	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
Discount rate	(11.9)	12.9	(15.3)	17.3
Salary increase incl. inflation rate	1.3	(1.2)	1.8	(1.7)